Document and Entity Information	Jan. 02, 2025
Cover [Abstract]
Entity Registrant Name	JBT Marel Corp
Amendment Flag	true
Entity Central Index Key	0001433660
Document Type	8-K/A
Document Period End Date	Jan. 02, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-34036
Entity Tax Identification Number	91-1650317
Entity Address, Address Line One	70 West Madison Street
Entity Address, Address Line Two	Suite 4400
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60602
City Area Code	(312)
Local Phone Number	861-5900
Entity Information, Former Legal or Registered Name	John Bean Technologies Corporation
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	JBTM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On January 7, 2025, JBT Marel filed a Current Report on Form 8-K (the “Initial 8-K”) to report the completion of the Offer. Under Item 9.01 of the Initial 8-K, in reliance on the instructions to such Item, the Company stated that (a) the financial statements of the business acquired required by Item 9.01(a) would be filed by amendment to the Initial 8-K no later than 71 calendar days after the date on which the Initial 8-K was required to be filed, and (b) the pro forma financial information required by Item 9.01(b) would be filed by amendment to the Initial 8-K no later than 71 calendar days after the date on which the Initial 8-K was required to be filed. Accordingly, this Current Report on Form 8-K/A (this “Amendment”) amends the Initial 8-K to provide the requisite financial statements of Marel and pro forma financial information. The Pro Forma Financial Information (as defined below) attached hereto as Exhibit 99.3 amends and supersedes the unaudited pro forma condensed combined financial information previously filed by the Company on November 15, 2024.